Other financial assets - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Investments	$ 5,372	$ 13,672
Prepaid gold interest	4,534
Total other financial assets	$ 9,906	$ 13,672